Share-based compensation, Weighted Average Grant date Fair Value and Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2021 yr SFr / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2020 yr SFr / shares	Dec. 31, 2019 yr $ / shares	Dec. 31, 2019 yr SFr / shares
Number and weighted average exercise prices of options under the share option programs [Abstract]
Weighted average fair value, options granted (in USD/CHF per share) | (per share)	$ 5.23	SFr 4.78	$ 5.25	SFr 4.65	$ 3.71	SFr 3.59
Weighted average assumptions [Abstract]
Share price, weighted average (in USD per share)	$ 6.95		$ 7.11		$ 5.41
Risk free interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in USD per share)	$ 5.31		$ 5.04		$ 5.15
Expected term | yr	5.1	5.1	5.5	5.5	5.5	5.5
Top of Range [Member]
Weighted average assumptions [Abstract]
Exercise price (in USD per share)	$ 7.72		$ 9.16		$ 5.54
Expected term | yr	6	6	6	6	6	6